Note 23 - Employee Benefits - Net Liability for Defined Benefit Plans (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Present value of funded obligations	R$ (5,027.7)	R$ (4,592.1)	R$ (4,646.4)
Fair value of plan assets	4,006.2	3,845.2	3,781.4
Present value of net obligations	(1,021.5)	(746.9)	(865.0)
Present value of unfunded obligations	(757.4)	(741.3)	(756.6)
Present value of net obligations, net	(1,778.9)	(1,488.2)	(1,621.6)
Asset ceiling	(368.4)	(532.2)	(534.5)
Net liability	(2,147.3)	(2,020.4)	(2,156.1)
Other long term employee benefits	(105.0)	(83.8)	(57.2)
Total employee benefits	(2,252.3)	(2,104.2)	(2,213.3)
Employee Benefits Amount - (Liabilities)/Assets	(2,252.3)	(2,104.2)	(2,213.3)
Employee benefits assets [member]
Statement Line Items [Line Items]
Total employee benefits	58.4	33.5	8.6
Employee Benefits Amount - (Liabilities)/Assets	58.4	33.5	8.6
Employee benefit liabilities [member]
Statement Line Items [Line Items]
Total employee benefits	(2,310.7)	(2,137.7)	(2,221.9)
Employee Benefits Amount - (Liabilities)/Assets	R$ (2,310.7)	R$ (2,137.7)	R$ (2,221.9)